Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of net deferred income tax assets
	December 31,
	2018	2017
Deferred tax assets:
Federal net operating loss carryforward	25,306,000	15,949,000
Intellectual Property	61,787,000
Accrued Interest	129,000	-
Patent amortization	5,000	6,000
Deferred tax asseets before valuation	87,227,000	15,955,000
Valuation allowance	(87,227,000)	(15,955,000)
Net deferred income tax assets	-	-